Offerings	Jun. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0075 per share
Amount Registered | shares	25,057
Maximum Aggregate Offering Price	$ 1,042,120.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 143.92
Offering Note	Consists of common stock, par value $0.0075 per share ("HoldCo common stock"), of XOMA Royalty Holdings Corporation, a Nevada corporation ("HoldCo"), issuable to holders of common stock, par value $0.0075 per share ("XOMA Royalty common stock"), of XOMA Royalty Corporation, a Nevada corporation ("XOMA Royalty"), and other XOMA Royalty security holders in the proposed merger of XRH Merger Sub, Corp., a Nevada corporation and a direct, wholly owned subsidiary of HoldCo, with and into XOMA Royalty, with XOMA Royalty surviving the merger as a wholly owned subsidiary of HoldCo. The number of shares of HoldCo common stock to be registered consists of (i) all shares of HoldCo common stock issued in exchange for shares of XOMA Royalty common stock, (ii) all shares of HoldCo common stock issuable upon exercise of warrants to purchase shares of HoldCo common stock issued in exchange for warrants to purchase shares of XOMA Royalty common stock, (iii) all shares of HoldCo common stock issuable upon the exercise of HoldCo options to purchase shares of HoldCo common stock issued in exchange for XOMA Royalty stock options to purchase shares of XOMA Royalty common stock, (iv) all shares of HoldCo common stock issuable upon vesting of HoldCo restricted stock units that vest into shares of HoldCo common stock issued in exchange for XOMA Royalty restricted stock units that vest into shares of XOMA Royalty common stock and (v) all shares of HoldCo common stock issuable upon vesting of HoldCo performance stock units that vest into HoldCo common stock issued in exchange for XOMA Royalty performance stock units that vest into XOMA Royalty common stock. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. HoldCo previously paid $117,196.98 with respect to these shares based on such maximum number of shares of 20,380,368 as reflected in the "Fees Previously Paid." Excludes HoldCo preferred stock because, prior to the effective time of the Merger (as defined in the proxy statement/prospectus), each 8.625% Series A Cumulative Perpetual Preferred Stock, par value $0.05 per share (the "Series A Preferred Stock") and 8.375% Series B Cumulative Perpetual Preferred Stock, par value $0.05 per share (the "Series B Preferred Stock", together with the Series A Preferred Stock, the "Perpetual Preferred Stock"), shall be redeemed in accordance with the terms of the applicable certificate of designation governing such Perpetual Preferred Stock, including payment of all accrued and unpaid dividends thereon through the date of such redemption. The filing fee paid in connection with this registration statement is intended to offset, pursuant to Rule 0-11(a)(2) under the Exchange Act, any filing fee that would otherwise be payable under Section 14(g) of the Exchange Act and Rule 0-11 thereunder in connection with the proxy solicitation included in the proxy statement/prospectus forming a part of this registration statement. The transaction value of $833,357,557.00 was calculated as the sum of (i) 17,678,742 issued and outstanding shares of XOMA Royalty common stock, multiplied by $40.84, representing $39.00 in cash plus the estimated fair market value of one contingent value right, estimated solely for purposes of calculating the filing fee at $1.84 per CVR (which is estimated solely for purposes of calculating the filing fee and does not constitute, and should not be construed as, a representation as to the actual, fair market, tax, accounting, appraisal or other value of any contingent value right) (collectively, the "Merger Consideration"), (ii) 131,177 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty warrants, multiplied by the Merger Consideration, (iii) 1,405,140 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty stock options, multiplied by the Merger Consideration, (iv) 389,785 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty restricted stock units, multiplied by the Merger Consideration and (v) 800,581 shares of XOMA Royalty common stock subject to outstanding XOMA performance stock units, multiplied by the Merger Consideration. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) under the Securities Act, based on the market value of the securities to be received by the registrant in the pre-closing reorganization of HoldCo and XOMA Royalty. The proposed maximum offering price per share and the maximum aggregate offering price are based on the average of the high and low prices of XOMA Royalty common stock as reported on The Nasdaq Global Market on June 2, 2026, in accordance with Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units
Amount Registered | shares	21,516
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of HoldCo restricted stock units that vest into shares of HoldCo common stock issued in exchange for XOMA Royalty restricted stock units that vest into shares of XOMA Royalty common stock. The registration fee with respect to the HoldCo restricted stock units that vest into shares of HoldCo common stock has been allocated to the underlying shares of HoldCo common stock issuable upon the vesting of such restricted stock units, as described in footnote (1).
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0075 per share
Amount Registered | shares	20,380,368
Maximum Aggregate Offering Price	$ 848,638,523.52
Amount of Registration Fee	$ 117,196.98
Rule 457(f)	true
Amount of Securities Received | shares	20,380,368
Value of Securities Received, Per Share	41.64
Value of Securities Received	$ 848,638,523.52
Fee Note MAOP	$ 848,638,523.52
Offering Note	Consists of common stock, par value $0.0075 per share ("HoldCo common stock"), of XOMA Royalty Holdings Corporation, a Nevada corporation ("HoldCo"), issuable to holders of common stock, par value $0.0075 per share ("XOMA Royalty common stock"), of XOMA Royalty Corporation, a Nevada corporation ("XOMA Royalty"), and other XOMA Royalty security holders in the proposed merger of XRH Merger Sub, Corp., a Nevada corporation and a direct, wholly owned subsidiary of HoldCo, with and into XOMA Royalty, with XOMA Royalty surviving the merger as a wholly owned subsidiary of HoldCo. The number of shares of HoldCo common stock to be registered consists of (i) all shares of HoldCo common stock issued in exchange for shares of XOMA Royalty common stock, (ii) all shares of HoldCo common stock issuable upon exercise of warrants to purchase shares of HoldCo common stock issued in exchange for warrants to purchase shares of XOMA Royalty common stock, (iii) all shares of HoldCo common stock issuable upon the exercise of HoldCo options to purchase shares of HoldCo common stock issued in exchange for XOMA Royalty stock options to purchase shares of XOMA Royalty common stock, (iv) all shares of HoldCo common stock issuable upon vesting of HoldCo restricted stock units that vest into shares of HoldCo common stock issued in exchange for XOMA Royalty restricted stock units that vest into shares of XOMA Royalty common stock and (v) all shares of HoldCo common stock issuable upon vesting of HoldCo performance stock units that vest into HoldCo common stock issued in exchange for XOMA Royalty performance stock units that vest into XOMA Royalty common stock. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. HoldCo previously paid $117,196.98 with respect to these shares based on such maximum number of shares of 20,380,368 as reflected in the "Fees Previously Paid." Excludes HoldCo preferred stock because, prior to the effective time of the Merger (as defined in the proxy statement/prospectus), each 8.625% Series A Cumulative Perpetual Preferred Stock, par value $0.05 per share (the "Series A Preferred Stock") and 8.375% Series B Cumulative Perpetual Preferred Stock, par value $0.05 per share (the "Series B Preferred Stock", together with the Series A Preferred Stock, the "Perpetual Preferred Stock"), shall be redeemed in accordance with the terms of the applicable certificate of designation governing such Perpetual Preferred Stock, including payment of all accrued and unpaid dividends thereon through the date of such redemption. The filing fee paid in connection with this registration statement is intended to offset, pursuant to Rule 0-11(a)(2) under the Exchange Act, any filing fee that would otherwise be payable under Section 14(g) of the Exchange Act and Rule 0-11 thereunder in connection with the proxy solicitation included in the proxy statement/prospectus forming a part of this registration statement. The transaction value of $833,357,557.00 was calculated as the sum of (i) 17,678,742 issued and outstanding shares of XOMA Royalty common stock, multiplied by $40.84, representing $39.00 in cash plus the estimated fair market value of one contingent value right, estimated solely for purposes of calculating the filing fee at $1.84 per CVR (which is estimated solely for purposes of calculating the filing fee and does not constitute, and should not be construed as, a representation as to the actual, fair market, tax, accounting, appraisal or other value of any contingent value right) (collectively, the "Merger Consideration"), (ii) 131,177 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty warrants, multiplied by the Merger Consideration, (iii) 1,405,140 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty stock options, multiplied by the Merger Consideration, (iv) 389,785 shares of XOMA Royalty common stock subject to outstanding XOMA Royalty restricted stock units, multiplied by the Merger Consideration and (v) 800,581 shares of XOMA Royalty common stock subject to outstanding XOMA performance stock units, multiplied by the Merger Consideration. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) under the Securities Act, based on the market value of the securities to be received by the registrant in the pre-closing reorganization of HoldCo and XOMA Royalty. The proposed maximum offering price per share and the maximum aggregate offering price are based on the average of the high and low prices of XOMA Royalty common stock as reported on The Nasdaq Global Market on June 2, 2026, in accordance with Rule 457(c) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	131,177
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consists of HoldCo warrants to purchase shares of HoldCo common stock issued in exchange for XOMA Royalty warrants to purchase shares of XOMA Royalty common stock. The registration fee with respect to the HoldCo warrants has been allocated to the underlying shares of HoldCo common stock issuable upon the exercise of such warrants, as described in footnote (1).
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Options to purchase Common Stock
Amount Registered | shares	1,405,140
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consists of HoldCo options to purchase shares of HoldCo common stock issued in exchange for XOMA Royalty stock options to purchase shares of XOMA Royalty common stock. The registration fee with respect to the HoldCo options to purchase shares of HoldCo common stock has been allocated to the underlying shares of HoldCo common stock issuable upon the exercise of such options, as described in footnote (1).
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units
Amount Registered | shares	389,785
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consists of HoldCo restricted stock units that vest into shares of HoldCo common stock issued in exchange for XOMA Royalty restricted stock units that vest into shares of XOMA Royalty common stock. The registration fee with respect to the HoldCo restricted stock units that vest into shares of HoldCo common stock has been allocated to the underlying shares of HoldCo common stock issuable upon the vesting of such restricted stock units, as described in footnote (1).
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Performance Stock Units
Amount Registered | shares	800,581
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consists of HoldCo performance stock units that vest into shares of HoldCo common stock issued in exchange for XOMA Royalty performance stock units that vest into shares of XOMA Royalty common stock. The registration fee with respect to the HoldCo performance stock units that vest into shares of HoldCo common stock has been allocated to the underlying shares of HoldCo common stock issuable upon the vesting of such performance stock units, as described in footnote (1).